Lease - Additional Information (Details)	Dec. 31, 2020
Minimum
Lessee, Lease, Description [Line Items]
Remaining lease terms for operating leases (in months)	3 months
Maximum
Lessee, Lease, Description [Line Items]
Remaining lease terms for operating leases (in months)	48 months